Biological assets (Tables)	12 Months Ended
Jun. 30, 2019
Biological Assets [Abstract]
Schedule of changes biological assets

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
Balance as of June 30, 2017	86	488	353	1,419	81	30	26	2,483

Non-current (Production)	-	-	-	1,223	81	28	26	1,358
Current (Consumable)	86	488	353	196	-	2	-	1,125
Balance as of June 30, 2017	86	488	353	1,419	81	30	26	2,483

Purchases	-	-	-	160	-	112	-	272
Changes by transformation	(86)	86	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	(110)	1,070	437	(168)	(84)	(23)	-	1,122
Decrease due to harvest	-	(3,929)	(1,549)	-	-	-	-	(5,478)
Sales	-	-	-	(515)	(78)	(4)	(2)	(599)
Consumptions	-	-	-	(3)	-	(39)	(6)	(48)
Costs for the year	199	2,654	1,367	557	81	11	5	4,874
Foreign exchange gain	3	42	93	64	-	-	-	202
Balance as of June 30, 2018	92	411	701	1,514	-	87	23	2,828

Non-current (Production)	-	-	-	1,360	-	25	23	1,408
Current (Consumable)	92	411	701	154	-	62	-	1,420
Balance as of June 30, 2018	92	411	701	1,514	-	87	23	2,828

Purchases	-	-	-	94	-	235	-	329
Changes by transformation	(92)	92	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	1,144	386	(7)	-	78	-	1,601
Decrease due to harvest	-	(5,134)	(1,704)	-	-	-	-	(6,838)
Sales	-	-	-	(495)	-	(2)	-	(497)
Consumptions	-	-	-	(4)	-	(269)	(3)	(276)
Costs for the period / year	98	4,718	1,401	582	-	12	4	6,815
Foreign exchange gain	-	1	(19)	(26)	-	-	-	(44)
Balance as of June 30, 2019	98	1,232	765	1,658	-	141	24	3,918

Non-current (Production)	-	-	-	1,220	-	19	24	1,263
Current (Consumable)	98	1,232	765	438	-	122	-	2,655
Balance as of June 30, 2019	98	1,232	765	1,658	-	141	24	3,918

(i)	Biological assets with a production cycle of more than one year (that is, cattle) generated "Initial recognition and changes in fair value of biological assets" amounting to Ps. 71 and Ps. (429) for the fiscal years ended June 30, 2019 and 2018, respectively. For the fiscal years ended June 30, 2018 and 2017, amounts of Ps. (65) and Ps. (305), was attributable to price changes, and amounts of Ps. 136 and Ps. (124), was attributable to physical changes generated by production result, respectively.

Schedule of presents main parameters

				Sensitivity (i)
	Valuation			06.30.19		06.30.18
Description	technique	Parameters	Range fiscal year 2019	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown	Discounted	Yields -	Argentina
land-crops	cash flows	Operating costs -	Yields: 0.81 - 11.24 tn./ha.	124	(124)	52	(52)
(Level 3)		Selling expenses -	Future of sale prices: 6,877 - 11,269 Ps./tn.	167	(167)	70	(70)
		Future of sale prices	Operating cost: 991 - 19,547 Ps./ha.	(69)	69	(31)	31
			Bolivia:	-	-	-	-
			Yields: 5.00 tn./ha	6	(6)	-	-
			Future of sale prices: 160 US$/tn.	13	(13)	-	-
			Operating cost: 56 US$/ha	(7)	7	-	-
			Brazil:
			Yields: N/A.	-	-	2	(2)
			Future of sale prices: N/A.	-	-	2	(2)
Sugarcane fields	Discounted	Yields -	Brazil:
(Level 3)	cash flows	Operating costs -	Yields: 75.54 tn./ha.	123	(123)	126	(126)
		Selling expenses -	Future of sale prices: 89.03 Rs./tn.	179	(179)	185	(185)
		Future of sale	Operating cost: 55.60 Rs./tn.	(139)	139	(143)	143
		prices -	Bolivia:
		Discount rate	Future of sale prices: 22.56 US$/tn.	(2)	2	2	(2)
			Operating cost: 138 - 626 US$/ha.	2	(2)	(2)	2

(i)	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.